OPERATING LEASE - Schedule of Recognized Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Recognized Operating Lease Liabilities Abstract
Operating lease Right-of-use assets	$ 86,914	$ 0
Operating lease liabilities, current	51,922	0
Operating lease liabilities, non-current	52,992	0
Total operating lease liabilities	$ 104,914	$ 0
Weighted-average remaining lease term of operating leases	2 years 6 months 7 days	0 years
Weighted-average discount rate of operating leases	3.25%	0.00%